Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
NOTE 17 – INCOME TAXES
The effective tax rate was 0% for the six months ended June 30, 2023 and 2022. The effective tax rate differs from the federal tax rate of 21% for the six months ended June 30, 2023 and 2022 due primarily to the full valuation allowance on deferred tax assets, and other discrete items.
At December 31, 2022, the Company had federal and state net operating losses (“NOLs”) in the amount of $29,547,000 and $26,649,000 respectively. These NOLs expire from 2031 to 2041 or have indefinite lives. However, the Tax Cuts & Jobs Act of 2017 limits the amount of net operating loss the Company can utilize each year after December 31, 2020 to 80% of taxable income.
Income tax expense is recorded using the asset and liability method. Deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to temporary differences between amounts reported for income tax purposes and financial statement purposes, using current tax rates. A valuation allowance is recognized if it is anticipated that some or all of a deferred tax asset will not be realized. The Company must assess the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent that the Company believes that recovery is not likely, it must establish a valuation allowance. Significant management judgment is required in determining the provision for income taxes, deferred tax assets and liabilities and any valuation allowance recorded against net deferred tax assets.
The Company and its subsidiaries’ income tax returns since 2019 are open to review by the tax authorities.
On August 16, 2022, the U.S. government enacted the Inflation Reduction Act of 2022 (the “Inflation Reduction Act”) that includes, among other provisions, changes to the U.S. corporate income tax system, including a fifteen percent minimum tax based on “adjusted financial statement income,” and a one percent excise tax on net repurchases of stock after December 31, 2022. The Company is continuing to evaluate the Inflation Reduction Act and its requirements, as well as the application to its business.

NOTE 11 – INCOME TAXES
The effective tax rate was 1.9% and 0.9% for the years ended December 31, 2022 and 2021, respectively. The effective tax rate differs from the federal tax rate of 21% for the year ended December 31, 2022 and 2021 due primarily to the full valuation allowance and other discrete items.
Reconciliation between the effective tax rate on loss before provision for income taxes and the statutory tax rate is as follows:

12/31/2022
Income tax expense (benefit) at federal statutory rate	21.0%
State taxes	0.2%
Change in valuation allowance	(20.4)%
Change in deferred tax liability	1.9%
Permanent differences	(1.4)%
Other - net	0.6%

Income tax expense (benefit)	1.9%

12/31/2021
Income tax expense (benefit) at federal statutory rate	21.0%
Change in valuation allowance	(20.1)%
Return to provision adjustments	(0.5)%
Permanent differences	0.5%
Other - net	(0.0)%

Income tax expense (benefit)	0.9%

At December 31, 2022 and 2021, the Company had federal and state net operating losses (“NOLs”) in the amount of $29,547,000 and $26,649,000 respectively. While the federal NOLs do not expire, the Tax Cuts & Jobs Act of 2017 limits the amount of federal net operating loss utilized each year after December 31, 2020 to 80% of taxable income. The state NOLs start expiring in 2031.
Temporary differences which give rise to a significant portion of deferred tax assets are as follows at:

	December 31, 2022	December 31, 2021
Deferred income tax assets (liabilities):
Startup costs	$1,035,317	$1,001,272
Stock compensation - RSAs	875,498	584,881
Net operating loss - Federal	6,204,900	2,244,367
Net operating loss - State	1,264,598	522,491
Accrued expenses	—	174,289
Amortization	(1,217,409)	(1,682,939)
Depreciation	(262,179)	(333,501)
Operating lease assets	(813,972)	(393,985)
Operating lease liabilities	1,370,631	350,236
Deferred revenue	45,388	—

	8,502,772	2,467,111
Less: Valuation allowance	(9,982,652)	(4,468,123)

Deferred tax liabilities, net	$(1,479,880)	$(2,001,012)

Management assesses the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred since inception. Such objective evidence limits the ability to consider other subjective evidence, such as our projections for future growth. On the basis of this evaluation, as of December 31, 2022, a valuation allowance of $9,982,652 has been recorded to recognize the portion of the deferred tax asset that is more likely than not to be realized. The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight is given to subjective evidence such as our projections for growth.
The Company and its subsidiaries income tax returns for 2019, 2020 and 2021 are open to review by the tax authorities.
On August 16, 2022, the U.S. government enacted the Inflation Reduction Act of 2022 (the “Inflation Reduction Act”) that includes, among other provisions, changes to the U.S. corporate income tax system, including a fifteen percent minimum tax based on “adjusted financial statement income,” and a one percent excise tax on net repurchases of stock after December 31, 2022. The Company is continuing to evaluate the Inflation Reduction Act and its requirements, as well as the application to its business.